June 2, 1997



Office of Records
Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

RE:  The Enterprise Group of  Funds,
     Inc. Registration No. 2-28097
     Rule 497 Filing

Dear Sir or Madam:

The Following amendments to the prospectus dated May 1, 1997 is filed pursuant to Rule 497(e) by supplement or sticker to the above referenced Fund. No changes were necessary to the above referenced Fund. No changes were necessary to the cross-reference sheet.

Thank you for your assistance.

Sincerely,

Catherine R. McClellan
Senior Vice President and Chief Counsel